Supplier Concentration - Additional Information (Detail) (Supplier Concentration Risk)	12 Months Ended
	Dec. 31, 2014 Vendor	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	76.00%	73.00%	72.00%
Number of key suppliers	4
Carrier and Its Affiliates
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	61.00%	59.00%	57.00%